Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of classifications of financial instruments at fair value

	Measured at fair value through profit or loss		Amortized cost
	2023	2022	2023	2022
Assets
Financial investments	458,537	423,418	-	-
Trade receivables	-	-	825,196	887,734
Deposits (a)	-	-	1,982,399	2,068,593
Rights from Derivative Transactions	810	29,256	-	-
Other Credits	-	-	327,030	232,633

Liabilities
Loans and financing (b)	9	17,753	10,574,655	11,967,138
Leases to Pay	-	-	9,441,375	11,206,959
Suppliers	-	-	2,093,241	2,319,954
Suppliers - Factoring	-	-	39,877	29,941
Airport fees and charges			1,624,442	1,391,617
Derivative liabilities	5,019,438	536	-	-
Other liabilities	-	-	503,137	692,171
(a)	Excludes court deposits, as described in Note 9.
(b)	The amounts on December 31, 2023 and December 31, 2022, classified as measured at fair value through profit or loss, are related to the derivative contracted through Exchange Senior Notes 2024.

Schedule of derivative financial instruments

	Fuel	Interest rate	Foreign curency rate	Capped call	ESN	Revenue hedge	Total
Fair value changes
Rights (obligations) with derivatives on December 31, 2021	6,890	-	-	107,170	(162,568)	-	(48,508)
Gains (losses) recognized in income (expenses)	-	(688)	417	(100,168)	144,815	-	44,376
Gains recognized in equity valuation adjustments	(38,100)	-	-	-	-	-	(38,100)
Settlements (payments) during the year	53,465	152	(417)	-	-	-	53,200
Rights (obligations) with derivatives on December 31, 2022	22,255	(536)	-	7,002	(17,753)	-	10,968
Gains (losses) recognized in income (expenses)	(26,454)	124	(360)	(6,922)	(1,763,530)	-	(1,797,142)
Payments (Receipts) during the year	(4,479)	482	769	-	2,568	-	(660)
Gains (Losses) recognized as foreign exchange variation	-	-	-	-	1,778,706		1,778,706
Derivatives embedded in new contracts	-	-	-	-	(5,010,509)	-	(5,010,509)
Rights (obligations) with derivatives on December 31, 2023	(8,678)	70	409	80	(5,010,518)	-	(5,018,637)
Rights and obligations from derivative transactions – Current	(8,678)	70	409	80	-	-	(8,119)
Loans and financing	-	-	-	-	(9)	-	(9)
Obligations from derivative transactions – Non-Current	-	-	-	-	(5,010,509)	-	(5,010,509)

Changes in the equity valuation adjustments
Balances on December 31, 2020	(9,228)	(296,829)	-	-	-	(612,744)	(918,801)
Fair value adjustments during the year	(38,100)	-	-	-	-		(38,100)
Adjustments of hedge accounting of revenue		-	-	-	-	175,675	175,675
Net reversals to income (expenses)	47,328	6,280	-	-	-	114,265	167,873
Balance on December 31, 2022	-	(290,549)	-	-	-	(322,804)	(613,353)
Adjustments of hedge accounting of revenue	-	-	-	-	-	80,191	80,191
Net reversal to income (expenses)	-	6,792	-	-	-	165,593	172,385
Balances on December 31, 2023	-	(283,757)	-	-	-	(77,020)	(360,777)

Effects on income (expenses)	(26,454)	(6,698)	(360)	(6,922)	(1,763,530)	(245,783)	(2,049,747)
Revenue	-	-	-	-	-	(170,030)	(170,030)
Financial result	(26,454)	(6,698)	(360)	(6,520)	(1,760,298)	-	(1,800,330)
Monetary and foreign exchange rate variation, net	-	-	-	(402)	(3,232)	(75,753)	(79,387)

Schedule of reclassification to profit or loss

	2024	2025	2026	2027	2028	2028 onwards	Total
Interest rate	(6,770)	(35,899)	(36,205)	(36,082)	(35,285)	(133,517)	(283,758)
Revenue hedge	(77,020)	-	-	-	-	-	(77,020)
Total	(83,790)	(35,899)	(36,205)	(36,082)	(35,285)	(133,517)	(360,778)

Schedule of fuel risk

	Fuel
	Barrel price (in USD)	Impact (in thousand of Reais)
Decline in prices/barrel (-25%)	53.88	(3,467)
Decline in prices/barrel (-10%)	64.66	(2,846)
Increase in prices/barrel (+10%)	79.02	6,530
Increase in prices/barrel (+25%)	89.80	29,942

Schedule of fluctuations in interest rates

	Financial investments net of financial debt (a)
Risk	CDI rate increase	SOFR rate increase
Reference rates	11.65%	5.38%
Exposure amount (probable scenario) (b)	(612,539)	(216,799)
Remote favorable scenario (-25%)	24,052	2,916
Possible favorable scenario (-10%)	9,621	1,166
Possible adverse scenario (+10%)	(9,621)	(1,166)
Remote adverse scenario (+25%)	(24,052)	(2,916)
(a)	Refers to the sum of the amounts invested and raised in the financial market and indexed to the CDI and SOFR rates.
(b)	Book balances recorded as of December 31, 2023.

Schedule of foreign currency exposure

	2023	2022
Assets
Cash, cash equivalents and financial investments	460,799	274,186
Trade receivables	129,977	215,113
Deposits	1,982,399	2,068,593
Derivative assets	810	29,256
Total Assets	2,573,985	2,587,148

Liabilities
Loans and financing	(9,677,769)	(10,797,091)
Leases	(9,198,932)	(10,940,049)
Suppliers	(327,464)	(461,134)
Provisions	(2,388,709)	(2,601,195)
Derivative liabilities	(5,010,509)	-
Total Liabilities	(26,603,383)	(24,799,469)

Exchange rate exposure liabilities	(24,029,398)	(22,212,321)

Commitments not recorded in the statements of financial position
Future obligations resulting from firm aircraft orders	(18,827,647)	(20,574,804)
Total	(18,827,647)	(20,574,804)

Total exchange rate exposure R$	(42,857,045)	(42,787,125)
Total exchange rate exposure - US$	(8,852,384)	(8,200,380)
Exchange rate (R$/US$)	4.8413	5.2177

Schedule of foreign currency risk

	Exchange rate	Effect on income (expenses)
Net liabilities exposed to the risk of appreciation of the U.S. dollar	4.8413	24,029,398
Dollar depreciation (-25%)	3.6310	6,007,350
Dollar depreciation (-10%)	4.3572	2,402,940
Dollar appreciation (+10%)	5.3254	(2,402,940)
Dollar appreciation (+25%)	6.0516	(6,007,350)

Schedule of financial liability

	Less than 6 months	6 to 12 months	1 to 5 years	More than 5 years	Total
Loans and financing	352,055	909,499	8,650,963	671,072	10,583,589
Leases	1,082,355	657,287	3,951,886	3,749,847	9,441,375
Suppliers	2,000,079	-	93,162	-	2,093,241
Suppliers – Factoring	39,877	-	-	-	39,877
Derivative liabilities	-	8,929	5,010,509	-	5,019,438
Other liabilities	26,840	269,983	206,314	-	503,137
On December 31, 2023	3,501,206	1,845,698	17,912,834	4,420,919	27,680,657

Loans and financing	723,756	402,873	10,055,253	803,009	11,984,891
Leases	1,210,715	737,543	4,886,666	4,372,035	11,206,959
Suppliers	2,274,503	-	45,451	-	2,319,954
Suppliers – Factoring	29,941	-	-	-	29,941
Derivative liabilities	260	259	17	-	536
Other liabilities	225,752	154,096	312,323	-	692,171
On December 31, 2022	4,464,927	1,294,771	15,299,710	5,175,044	26,234,452

Schedule of classifications of the valuation method

		2023		2022
	Fair value level	Book value	Fair value	Book value	Fair value
Financial investments	Level 2	458,537	458,537	423,418	423,418
Derivatives assets	Level 2	810	810	29,256	29,256
Loans and financing	Level 1	(9)	(9)	(17,753)	(17,753)
Derivatives liabilities	Level 2	(5,019,438)	(5,019,438)	(536)	(536)

Schedule of capital management

	2023	2022
Total loans and financing	10,583,589	11,984,891
Total leases	9,441,375	11,206,959
(-) Cash and cash equivalentes	(323,928)	(169,035)
(-) Financial investments	(458,537)	(423,418)
Net indebtedness	19,242,499	22,599,397